Note 4 - Securities Available for Sale	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
4
Securities Available for Sale
A summary of securities available for sale at
December
31,
201
6
and
2015
is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 201 6
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation (FHLMC)	$327	10	0	337
Federal National Mortgage Association (FNMA)	295	7	0	302
Collateralized mortgage obligations:
FHLMC	371	0	(5)	366
	993	17	(5)	1,005
Other marketable securities:
U.S. Government agency obligations	74,979	16	(1,079)	73,916
Municipal obligations	2,819	0	(20)	2,799
Corporate obligations	290	2	0	292
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	57	0	115
	78,846	75	(1,449)	77,472
	$79,839	92	(1,454)	78,477

December 31, 2015
Mortgage-backed securities:
FHLMC	$728	31	0	759
FNMA	725	22	0	747
Collateralized mortgage obligations:
FHLMC	742	2	(1)	743
Other	42	0	(8)	34
	2,237	55	(9)	2,283
Other marketable securities:
U.S. Government agency obligations	105,003	68	(129)	104,942
Municipal obligations	3,991	18	(7)	4,002
Corporate obligations	340	0	(6)	334
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	5	0	63
	110,092	91	(492)	109,691
	$112,329	146	(501)	111,974

I
n
2016,
the Company sold
$20,000
of available for sale securities and recognized a loss of
$10,000
on the sales.
In
2015,
the Company sold
$11.0
million of available for sale securities and recognized a gain of
$6,000
on the sales.
The Company did
not
sell any available for sale securities and did not recognize any gains or losses on investments in
2014.

The following table presents
the amortized cost and estimated fair value of securities available for sale at
December
31,
2016,
based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may
differ from the maturities in the following table because obligors may
have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$15,561	15,358
Due after one year through five years	63,144	62,282
Due after five years through ten years	263	261
Due after ten years	813	461
No stated maturity	58	115
Total	$79,839	78,477

The allocation of mortgage-backed securities in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at
December
31,
201
6
and
2015:

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 201 6
Collateralized mortgage obligations:
FNMA	1	$262	(3)	1	$104	(2)	$366	(5)
Other marketable securities:
U.S. Government agency obligations	13	63,896	(1,079)	0	0	0	63,896	(1,079)
Municipal obligations	14	2,327	(19)	2	214	(1)	2,541	(20)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	28	$66,485	(1,101)	4	$668	(353)	$67,153	(1,454)

December 31, 2015
Collateralized mortgage obligations:
FNMA	1	$346	(1)	0	$0	0	$346	(1)
Other	2	34	(8)	0	0	0	34	(8)
Other marketable securities:
U.S. Government agen cy obligations	9	44,878	(129)	0	0	0	44,878	(129)
Municipal obligations	12	2,010	(7)	0	0	0	2,010	(7)
Corporate obligations	1	334	(6)	0	0	0	334	(6)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	25	$47,602	(151)	1	$350	(350)	$47,952	(501)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may
influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss.
 The unrealized losses on U.S. Government agency obligations are the result of changes in interest rates. The unrealized losses reported for the corporate preferred stock at
December
31,
2016
relates to a single trust preferred security that was issued by the holding company of a small community bank. Typical of most trust preferred issuances, the issuer has the ability to defer interest payments for up to five
years with interest payable on the deferred balance. In
September
2014,
the issuer paid all deferred interest that was due and all payments were current as of
September
30,
2014.
Since
January
2015,
the issuer has deferred its scheduled interest payments as allowed by the terms of the security agreement. The issuer’s subsidiary bank has generated modest net income amounts over the past several years and met the regulatory requirements to be considered “well capitalized” based on its most recent regulatory filing. Based on a review of the issuer, it was determined that the trust preferred security was not other-than-temporarily impaired at
December
31,
2016.
The Company does not intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities. Management will continue to monitor the credit risk of the issuer and may
be required to recognize other-than-temporary impairment charges on this security in future periods.